INFORMATION PROVIDED IN CONNECTION WITH OUTSTANDING DEBT (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED FINANCIAL STATEMENTS
Net cash (used in) operating activities - continuing operations	$ (3,335)	$ 9,703	$ 12,283
Net cash (used in) provided by operating activities - discontinued operations	3,370	7,207	6,301
Net cash provided by operating activities	35	16,910	18,584
Cash flows from investing activities:
Sales of investments	85,033	93,088	88,180
Sales of divested businesses, net	587	21,760	5,278
Purchase of investments	(101,155)	(93,111)	(80,266)
Net change in restricted cash	27,244	(27,115)	(250)
Net change in short-term investments	19,988	(5,233)	(9,021)
Other, net	157	(332)	2,485
Net cash provided by (used in) investing activities - continuing operations	31,854	(10,943)	6,406
Net cash provided by (used in) investing activities - discontinued operations	4,478	718	(628)
Net cash provided by (used in) investing activities	36,332	(10,225)	5,778
Cash flows from financing activities:
Federal Reserve Bank of New York credit facility borrowings		19,900	32,526
Federal Reserve Bank of New York credit facility repayments	(14,622)	(23,178)	(26,426)
Issuance of other long-term debt	7,762	13,046	3,452
Repayments of other long-term debt	(17,810)	(15,976)	(19,451)
Proceeds from drawdown on the Department of the Treasury Commitment	20,292	2,199	5,344
Issuance of Common Stock	5,055
Purchase of Common Stock	(70)
Other, net	(35,591)	(1,536)	(16,455)
Net cash used in financing activities - continuing operations	(34,984)	(5,545)	(21,010)
Net cash (used in) financing activities - discontinued operations	(1,942)	(3,716)	(7,987)
Net cash used in financing activities	(36,926)	(9,261)	(28,997)
Effect of exchange rate changes on cash	29	39	533
Net decrease in cash	(530)	(2,537)	(4,102)
Cash at beginning of period	1,558	4,400	8,642
Change in cash of businesses held for sale	446	(305)	(140)
Cash at end of period	1,474	1,558	4,400
Interest:
Third party	(8,985)	(5,166)	(5,777)
Taxes:
Income tax authorities	(716)	(1,002)	(226)
AIG
CONDENSED FINANCIAL STATEMENTS
Net cash (used in) operating activities - continuing operations	(5,600)	(1,942)	(1,393)
Net cash provided by operating activities	(5,600)	(1,942)	(1,393)
Cash flows from investing activities:
Sales of investments	2,565	3,997	1,981
Sales of divested businesses, net	1,075	278	857
Purchase of investments	(19)	(55)	(400)
Loans to subsidiaries - net	3,757	5,703	(5,927)
Contributions to subsidiaries - net	(15,973)	(2,574)	(5,683)
Net change in restricted cash	1,945	(183)	99
Net change in short-term investments	(7,130)	(4,291)	702
Other, net	1,543	(300)	(254)
Net cash provided by (used in) investing activities - continuing operations	(12,237)	2,575	(8,625)
Net cash provided by (used in) investing activities	(12,237)	2,575	(8,625)
Cash flows from financing activities:
Federal Reserve Bank of New York credit facility borrowings		19,900	32,526
Federal Reserve Bank of New York credit facility repayments	(14,622)	(19,110)	(26,400)
Issuance of other long-term debt	2,135	1,996
Repayments of other long-term debt	(6,181)	(3,681)	(2,931)
Proceeds from drawdown on the Department of the Treasury Commitment	20,292	2,199	5,344
Issuance of Common Stock	5,055
Purchase of Common Stock	(70)
Intercompany loan - net	11,519	(1,777)	1,563
Other, net	(164)	(168)	(130)
Net cash used in financing activities - continuing operations	17,964	(641)	9,972
Net cash used in financing activities	17,964	(641)	9,972
Net decrease in cash	127	(8)	(46)
Cash at beginning of period	49	57	103
Cash at end of period	176	49	57
Interest:
Third party	(6,909)	(2,493)	(2,595)
Intercompany	(311)	(12)	(6)
Taxes:
Income tax authorities	13	(32)	1,140
Intercompany	(335)	859	(1,287)
Intercompany non-cash financing/investing activities:
Paydown of FRBNY Credit Facility by subsidiary		4,068	26
Return of Capital and Dividend Received in the form of bond trading securities	3,668
Capital contributions to subsidiaries through forgiveness of loans		2,510	287
Intercompany loan receivable offset by intercompany payable	18,284	1,364
Investment assets received through reduction of intercompany loan receivable		468
Settlement of payable to subsidiary with return of capital from subsidiary			15,500
Exchange of intercompany payable with loan payable		469
Exchange of intercompany receivable with loan receivable			528
Capital contributions in the form of bonds			2,698
Other capital contributions - net	523	346	2,834
SAFG, Inc.
CONDENSED FINANCIAL STATEMENTS
Net cash (used in) operating activities - continuing operations	1,277	(141)	(120)
Net cash provided by operating activities	1,277	(141)	(120)
Cash flows from investing activities:
Sales of divested businesses, net			169
Contributions to subsidiaries - net	(2)		(2,350)
Net cash provided by (used in) investing activities - continuing operations	(2)		(2,181)
Net cash provided by (used in) investing activities	(2)		(2,181)
Cash flows from financing activities:
Issuance of other long-term debt	117
Repayments of other long-term debt		(500)
Intercompany loan - net	(1,379)	639	1,103
Other, net			1,200
Net cash used in financing activities - continuing operations	(1,262)	139	2,303
Net cash used in financing activities	(1,262)	139	2,303
Net decrease in cash	13	(2)	2
Cash at beginning of period		2
Cash at end of period	13		2
Interest:
Third party	(129)	(152)	(166)
Intercompany	(153)	(226)	(186)
Taxes:
Intercompany			(21)
Other Subsidiaries and Eliminations
CONDENSED FINANCIAL STATEMENTS
Net cash (used in) operating activities - continuing operations	988	11,786	13,796
Net cash (used in) provided by operating activities - discontinued operations	3,370	7,207	6,301
Net cash provided by operating activities	4,358	18,993	20,097
Cash flows from investing activities:
Sales of investments	82,468	89,091	86,199
Sales of divested businesses, net	(488)	21,482	4,252
Purchase of investments	(101,136)	(93,056)	(79,866)
Loans to subsidiaries - net	(3,757)	(5,703)	5,927
Contributions to subsidiaries - net	15,975	2,574	8,033
Net change in restricted cash	25,299	(26,932)	(349)
Net change in short-term investments	27,118	(942)	(9,723)
Other, net	(1,386)	(32)	2,739
Net cash provided by (used in) investing activities - continuing operations	44,093	(13,518)	17,212
Net cash provided by (used in) investing activities - discontinued operations	4,478	718	(628)
Net cash provided by (used in) investing activities	48,571	(12,800)	16,584
Cash flows from financing activities:
Federal Reserve Bank of New York credit facility repayments		(4,068)	(26)
Issuance of other long-term debt	5,510	11,050	3,452
Repayments of other long-term debt	(11,629)	(11,795)	(16,520)
Intercompany loan - net	(10,140)	1,138	(2,666)
Other, net	(35,427)	(1,368)	(17,525)
Net cash used in financing activities - continuing operations	(51,686)	(5,043)	(33,285)
Net cash (used in) financing activities - discontinued operations	(1,942)	(3,716)	(7,987)
Net cash used in financing activities	(53,628)	(8,759)	(41,272)
Effect of exchange rate changes on cash	29	39	533
Net decrease in cash	(670)	(2,527)	(4,058)
Cash at beginning of period	1,509	4,341	8,539
Change in cash of businesses held for sale	446	(305)	(140)
Cash at end of period	1,285	1,509	4,341
Interest:
Third party	(1,947)	(2,521)	(3,016)
Intercompany	464	238	192
Taxes:
Income tax authorities	(729)	(970)	(1,366)
Intercompany	$ 335	$ (859)	$ 1,308